Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC LIFE FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 04, 2013
Supplement Text Block	plf7_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 19, 2012

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R AND ADVISOR SHARES DATED DECEMBER 19, 2012

FOR ADVISOR CLASS SHARES AND

JULY 1, 2012 FOR ALL OTHER SHARE CLASSES

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated December 19, 2012 for Advisor Class shares and dated July 1, 2012 for all other share classes (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement were effective as of December 7, 2012. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund and PL Portfolio Optimization Aggressive Fund (the “PL Portfolio Optimization Funds”):

For each PL Portfolio Optimization Fund, the Class A, B, C and R shares columns in the Annual fund operating expenses table and expense Examples (“Fee Tables”) were replaced with the information below. In addition, a footnote reference was included after “Annual fund operating expenses” in the table heading and the following related footnote was added to each Annual fund operating expenses table: “The expense information has been restated to reflect current fees.” No other information in the Fee Tables changed, including related footnotes.

PL Portfolio Optimization Conservative Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.28%	0.28%	0.28%	0.28%
Acquired Funds Fees and Expenses	0.70%	0.70%	0.70%	0.70%
Total Annual Fund Operating Expenses	1.43%	2.18%	2.18%	1.68%
Expense Reimbursement	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.30%	2.05%	2.05%	1.55%

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$675	$708	$308	$158
3 years	$953	$1,056	$656	$504
5 years	$1,265	$1,345	$1,145	$888
10 years	$2,147	$2,302	$2,492	$1,965

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$675	$208	$208	$158
3 years	$953	$656	$656	$504
5 years	$1,265	$1,145	$1,145	$888
10 years	$2,147	$2,302	$2,492	$1,965

PL Portfolio Optimization Moderate-Conservative Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.28%	0.28%	0.28%	0.28%
Acquired Funds Fees and Expenses	0.75%	0.75%	0.75%	0.75%
Total Annual Fund Operating Expenses	1.48%	2.23%	2.23%	1.73%
Expense Reimbursement	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.35%	2.10%	2.10%	1.60%

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$680	$713	$313	$163
3 years	$967	$1,072	$672	$519
5 years	$1,290	$1,371	$1,171	$914
10 years	$2,200	$2,354	$2,544	$2,019

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$680	$213	$213	$163
3 years	$967	$672	$672	$519
5 years	$1,290	$1,171	$1,171	$914
10 years	$2,200	$2,354	$2,544	$2,019

PL Portfolio Optimization Moderate Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.27%	0.27%	0.27%	0.27%
Acquired Funds Fees and Expenses	0.80%	0.80%	0.80%	0.80%
Total Annual Fund Operating Expenses	1.52%	2.27%	2.27%	1.77%
Expense Reimbursement	(0.12%)	(0.12%)	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.40%	2.15%	2.15%	1.65%

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$685	$718	$318	$168
3 years	$981	$1,086	$686	$533
5 years	$1,311	$1,393	$1,193	$936
10 years	$2,243	$2,397	$2,586	$2,063

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$685	$218	$218	$168
3 years	$981	$686	$686	$533
5 years	$1,311	$1,193	$1,193	$936
10 years	$2,243	$2,397	$2,586	$2,063

PL Portfolio Optimization Aggressive Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.29%	0.29%	0.29%	0.29%
Acquired Funds Fees and Expenses	0.87%	0.87%	0.87%	0.87%
Total Annual Fund Operating Expenses	1.61%	2.36%	2.36%	1.86%
Expense Reimbursement	(0.14%)	(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.47%	2.22%	2.22%	1.72%

PL Portfolio Optimization Moderate-Aggressive Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.27%	0.27%	0.27%	0.27%
Acquired Funds Fees and Expenses	0.84%	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	1.56%	2.31%	2.31%	1.81%
Expense Reimbursement	(0.12%)	(0.12%)	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.44%	2.19%	2.19%	1.69%

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$689	$722	$322	$172
3 years	$993	$1,098	$698	$546
5 years	$1,331	$1,413	$1,213	$957
10 years	$2,285	$2,439	$2,627	$2,106

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$689	$222	$222	$172
3 years	$993	$698	$698	$546
5 years	$1,331	$1,213	$1,213	$957
10 years	$2,285	$2,439	$2,627	$2,106

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$691	$725	$325	$175
3 years	$1,004	$1,109	$709	$557
5 years	$1,352	$1,434	$1,234	$979
10 years	$2,333	$2,487	$2,674	$2,156

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$691	$225	$225	$175
3 years	$1,004	$709	$709	$557
5 years	$1,352	$1,234	$1,234	$979
10 years	$2,333	$2,487	$2,674	$2,156

The second sentence of the second paragraph of each PL Portfolio Optimization Fund’s Principal investment strategies subsection was replaced with the following:

Within the broad asset classes of debt and equity, the fund diversifies its holdings by investing in Underlying Funds that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits.

In the same subsection, the following was added as the fourth paragraph:

The portion of the fund invested in alternative or non-traditional investment strategies may be allocated to Underlying Funds that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

•	Forward foreign currency contracts;
•	Foreign currency options;
•	High yield debt securities;
•	Swaps (such as interest rate, cross-currency, total return and credit default swaps);
•	Futures on securities, indexes, currencies and other investments; and
•	Precious metals-related equity securities.

In the same subsection, the first sentence of the current fourth paragraph was replaced with the following:

The fund may also, at any time invest in Underlying Funds that hold other debt or equity securities or other instruments.

The following was added to each PL Portfolio Optimization Fund’s Principal risks from holdings in Underlying Funds subsection:

•	Correlation Risk: While the performance of an Underlying Fund that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Fund may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Fund’s performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Fund as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Fund.

•	Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a fund significantly.

•	Short Exposure Risk: When a fund takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the fund to leverage risk.

PL Portfolio Optimization Conservative Fund: Mid-Capitalization Companies Risk and Short Sale Risk were deleted from the Principal risks from holdings in Underlying Funds subsection.

PL Portfolio Optimization Moderate-Conservative Fund: Inflation-Indexed Debt Securities Risk and Short Sale Risk were deleted from the Principal risks from holdings in Underlying Funds subsection.

PL Portfolio Optimization Moderate Fund: Short Sale Risk was deleted from the Principal risks from holdings in Underlying Funds subsection and the following was added:

•	High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.

PL Portfolio Optimization Aggressive Fund: The following was added to the Principal risks from holdings in Underlying Funds subsection:

•	U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

PL Portfolio Optimization Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	plf7_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 19, 2012

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R AND ADVISOR SHARES DATED DECEMBER 19, 2012

FOR ADVISOR CLASS SHARES AND

JULY 1, 2012 FOR ALL OTHER SHARE CLASSES

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated December 19, 2012 for Advisor Class shares and dated July 1, 2012 for all other share classes (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement were effective as of December 7, 2012. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund and PL Portfolio Optimization Aggressive Fund (the “PL Portfolio Optimization Funds”):

For each PL Portfolio Optimization Fund, the Class A, B, C and R shares columns in the Annual fund operating expenses table and expense Examples (“Fee Tables”) were replaced with the information below. In addition, a footnote reference was included after “Annual fund operating expenses” in the table heading and the following related footnote was added to each Annual fund operating expenses table: “The expense information has been restated to reflect current fees.” No other information in the Fee Tables changed, including related footnotes.

PL Portfolio Optimization Conservative Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.28%	0.28%	0.28%	0.28%
Acquired Funds Fees and Expenses	0.70%	0.70%	0.70%	0.70%
Total Annual Fund Operating Expenses	1.43%	2.18%	2.18%	1.68%
Expense Reimbursement	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.30%	2.05%	2.05%	1.55%

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$675	$708	$308	$158
3 years	$953	$1,056	$656	$504
5 years	$1,265	$1,345	$1,145	$888
10 years	$2,147	$2,302	$2,492	$1,965

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$675	$208	$208	$158
3 years	$953	$656	$656	$504
5 years	$1,265	$1,145	$1,145	$888
10 years	$2,147	$2,302	$2,492	$1,965

The second sentence of the second paragraph of each PL Portfolio Optimization Fund’s Principal investment strategies subsection was replaced with the following:

Within the broad asset classes of debt and equity, the fund diversifies its holdings by investing in Underlying Funds that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits.

In the same subsection, the following was added as the fourth paragraph:

The portion of the fund invested in alternative or non-traditional investment strategies may be allocated to Underlying Funds that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

•	Forward foreign currency contracts;
•	Foreign currency options;
•	High yield debt securities;
•	Swaps (such as interest rate, cross-currency, total return and credit default swaps);
•	Futures on securities, indexes, currencies and other investments; and
•	Precious metals-related equity securities.

In the same subsection, the first sentence of the current fourth paragraph was replaced with the following:

The fund may also, at any time invest in Underlying Funds that hold other debt or equity securities or other instruments.

The following was added to each PL Portfolio Optimization Fund’s Principal risks from holdings in Underlying Funds subsection:

•	Correlation Risk: While the performance of an Underlying Fund that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Fund may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Fund’s performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Fund as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Fund.

•	Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a fund significantly.

•	Short Exposure Risk: When a fund takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the fund to leverage risk.

		PL Portfolio Optimization Conservative Fund: Mid-Capitalization Companies Risk and Short Sale Risk were deleted from the Principal risks from holdings in Underlying Funds subsection.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON'T SELL your shares at the end of each period.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The second sentence of the second paragraph of each PL Portfolio Optimization Fund’s Principal investment strategies subsection was replaced with the following:

Within the broad asset classes of debt and equity, the fund diversifies its holdings by investing in Underlying Funds that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits.

In the same subsection, the following was added as the fourth paragraph:

The portion of the fund invested in alternative or non-traditional investment strategies may be allocated to Underlying Funds that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

•	Forward foreign currency contracts;
•	Foreign currency options;
•	High yield debt securities;
•	Swaps (such as interest rate, cross-currency, total return and credit default swaps);
•	Futures on securities, indexes, currencies and other investments; and
•	Precious metals-related equity securities.

In the same subsection, the first sentence of the current fourth paragraph was replaced with the following:

		The fund may also, at any time invest in Underlying Funds that hold other debt or equity securities or other instruments.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The following was added to each PL Portfolio Optimization Fund’s Principal risks from holdings in Underlying Funds subsection:

•	Correlation Risk: While the performance of an Underlying Fund that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Fund may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Fund’s performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Fund as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Fund.

•	Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a fund significantly.

•	Short Exposure Risk: When a fund takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the fund to leverage risk.
PL Portfolio Optimization Conservative Fund: Mid-Capitalization Companies Risk and Short Sale Risk were deleted from the Principal risks from holdings in Underlying Funds subsection.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
•	Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

PL Portfolio Optimization Conservative Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.30%
1 year	rr_ExpenseExampleYear01	675
3 years	rr_ExpenseExampleYear03	953
5 years	rr_ExpenseExampleYear05	1,265
10 years	rr_ExpenseExampleYear10	2,147
1 year	rr_ExpenseExampleNoRedemptionYear01	675
3 years	rr_ExpenseExampleNoRedemptionYear03	953
5 years	rr_ExpenseExampleNoRedemptionYear05	1,265
10 years	rr_ExpenseExampleNoRedemptionYear10	2,147
PL Portfolio Optimization Conservative Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.05%
1 year	rr_ExpenseExampleYear01	708
3 years	rr_ExpenseExampleYear03	1,056
5 years	rr_ExpenseExampleYear05	1,345
10 years	rr_ExpenseExampleYear10	2,302
1 year	rr_ExpenseExampleNoRedemptionYear01	208
3 years	rr_ExpenseExampleNoRedemptionYear03	656
5 years	rr_ExpenseExampleNoRedemptionYear05	1,145
10 years	rr_ExpenseExampleNoRedemptionYear10	2,302
PL Portfolio Optimization Conservative Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.05%
1 year	rr_ExpenseExampleYear01	308
3 years	rr_ExpenseExampleYear03	656
5 years	rr_ExpenseExampleYear05	1,145
10 years	rr_ExpenseExampleYear10	2,492
1 year	rr_ExpenseExampleNoRedemptionYear01	208
3 years	rr_ExpenseExampleNoRedemptionYear03	656
5 years	rr_ExpenseExampleNoRedemptionYear05	1,145
10 years	rr_ExpenseExampleNoRedemptionYear10	2,492
PL Portfolio Optimization Conservative Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.55%
1 year	rr_ExpenseExampleYear01	158
3 years	rr_ExpenseExampleYear03	504
5 years	rr_ExpenseExampleYear05	888
10 years	rr_ExpenseExampleYear10	1,965
1 year	rr_ExpenseExampleNoRedemptionYear01	158
3 years	rr_ExpenseExampleNoRedemptionYear03	504
5 years	rr_ExpenseExampleNoRedemptionYear05	888
10 years	rr_ExpenseExampleNoRedemptionYear10	1,965
PL Portfolio Optimization Moderate-Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	plf7_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 19, 2012

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R AND ADVISOR SHARES DATED DECEMBER 19, 2012

FOR ADVISOR CLASS SHARES AND

JULY 1, 2012 FOR ALL OTHER SHARE CLASSES

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated December 19, 2012 for Advisor Class shares and dated July 1, 2012 for all other share classes (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement were effective as of December 7, 2012. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund and PL Portfolio Optimization Aggressive Fund (the “PL Portfolio Optimization Funds”):

For each PL Portfolio Optimization Fund, the Class A, B, C and R shares columns in the Annual fund operating expenses table and expense Examples (“Fee Tables”) were replaced with the information below. In addition, a footnote reference was included after “Annual fund operating expenses” in the table heading and the following related footnote was added to each Annual fund operating expensestable: “The expense information has been restated to reflect current fees.” No other information in the Fee Tables changed, including related footnotes.

PL Portfolio Optimization Moderate-Conservative Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.28%	0.28%	0.28%	0.28%
Acquired Funds Fees and Expenses	0.75%	0.75%	0.75%	0.75%
Total Annual Fund Operating Expenses	1.48%	2.23%	2.23%	1.73%
Expense Reimbursement	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.35%	2.10%	2.10%	1.60%

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$680	$713	$313	$163
3 years	$967	$1,072	$672	$519
5 years	$1,290	$1,371	$1,171	$914
10 years	$2,200	$2,354	$2,544	$2,019

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$680	$213	$213	$163
3 years	$967	$672	$672	$519
5 years	$1,290	$1,171	$1,171	$914
10 years	$2,200	$2,354	$2,544	$2,019

The second sentence of the second paragraph of each PL Portfolio Optimization Fund’s Principal investment strategies subsection was replaced with the following:

Within the broad asset classes of debt and equity, the fund diversifies its holdings by investing in Underlying Funds that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits.

In the same subsection, the following was added as the fourth paragraph:

The portion of the fund invested in alternative or non-traditional investment strategies may be allocated to Underlying Funds that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

•	Forward foreign currency contracts;
•	Foreign currency options;
•	High yield debt securities;
•	Swaps (such as interest rate, cross-currency, total return and credit default swaps);
•	Futures on securities, indexes, currencies and other investments; and
•	Precious metals-related equity securities.

In the same subsection, the first sentence of the current fourth paragraph was replaced with the following:

The fund may also, at any time invest in Underlying Funds that hold other debt or equity securities or other instruments.

The following was added to each PL Portfolio Optimization Fund’s Principal risks from holdings in Underlying Funds subsection:

•	Correlation Risk: While the performance of an Underlying Fund that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Fund may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Fund’s performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Fund as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Fund.

•	Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a fund significantly.

•	Short Exposure Risk: When a fund takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the fund to leverage risk.

		PL Portfolio Optimization Moderate-Conservative Fund: Inflation-Indexed Debt Securities Risk and Short Sale Risk were deleted from the Principal risks from holdings in Underlying Funds subsection.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON'T SELL your shares at the end of each period.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The second sentence of the second paragraph of each PL Portfolio Optimization Fund’s Principal investment strategies subsection was replaced with the following:

Within the broad asset classes of debt and equity, the fund diversifies its holdings by investing in Underlying Funds that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits.

In the same subsection, the following was added as the fourth paragraph:

The portion of the fund invested in alternative or non-traditional investment strategies may be allocated to Underlying Funds that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

•	Forward foreign currency contracts;
•	Foreign currency options;
•	High yield debt securities;
•	Swaps (such as interest rate, cross-currency, total return and credit default swaps);
•	Futures on securities, indexes, currencies and other investments; and
•	Precious metals-related equity securities.

In the same subsection, the first sentence of the current fourth paragraph was replaced with the following:

		The fund may also, at any time invest in Underlying Funds that hold other debt or equity securities or other instruments.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The following was added to each PL Portfolio Optimization Fund’s Principal risks from holdings in Underlying Funds subsection:

•	Correlation Risk: While the performance of an Underlying Fund that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Fund may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Fund’s performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Fund as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Fund.

•	Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a fund significantly.

•	Short Exposure Risk: When a fund takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the fund to leverage risk.
PL Portfolio Optimization Moderate-Conservative Fund: Inflation-Indexed Debt Securities Risk and Short Sale Risk were deleted from the Principal risks from holdings in Underlying Funds subsection.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
•	Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

PL Portfolio Optimization Moderate-Conservative Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.35%
1 year	rr_ExpenseExampleYear01	680
3 years	rr_ExpenseExampleYear03	967
5 years	rr_ExpenseExampleYear05	1,290
10 years	rr_ExpenseExampleYear10	2,200
1 year	rr_ExpenseExampleNoRedemptionYear01	680
3 years	rr_ExpenseExampleNoRedemptionYear03	967
5 years	rr_ExpenseExampleNoRedemptionYear05	1,290
10 years	rr_ExpenseExampleNoRedemptionYear10	2,200
PL Portfolio Optimization Moderate-Conservative Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.10%
1 year	rr_ExpenseExampleYear01	713
3 years	rr_ExpenseExampleYear03	1,072
5 years	rr_ExpenseExampleYear05	1,371
10 years	rr_ExpenseExampleYear10	2,354
1 year	rr_ExpenseExampleNoRedemptionYear01	213
3 years	rr_ExpenseExampleNoRedemptionYear03	672
5 years	rr_ExpenseExampleNoRedemptionYear05	1,171
10 years	rr_ExpenseExampleNoRedemptionYear10	2,354
PL Portfolio Optimization Moderate-Conservative Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.10%
1 year	rr_ExpenseExampleYear01	313
3 years	rr_ExpenseExampleYear03	672
5 years	rr_ExpenseExampleYear05	1,171
10 years	rr_ExpenseExampleYear10	2,544
1 year	rr_ExpenseExampleNoRedemptionYear01	213
3 years	rr_ExpenseExampleNoRedemptionYear03	672
5 years	rr_ExpenseExampleNoRedemptionYear05	1,171
10 years	rr_ExpenseExampleNoRedemptionYear10	2,544
PL Portfolio Optimization Moderate-Conservative Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.60%
1 year	rr_ExpenseExampleYear01	163
3 years	rr_ExpenseExampleYear03	519
5 years	rr_ExpenseExampleYear05	914
10 years	rr_ExpenseExampleYear10	2,019
1 year	rr_ExpenseExampleNoRedemptionYear01	163
3 years	rr_ExpenseExampleNoRedemptionYear03	519
5 years	rr_ExpenseExampleNoRedemptionYear05	914
10 years	rr_ExpenseExampleNoRedemptionYear10	2,019
PL Portfolio Optimization Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	plf7_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 19, 2012

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R AND ADVISOR SHARES DATED DECEMBER 19, 2012

FOR ADVISOR CLASS SHARES AND

JULY 1, 2012 FOR ALL OTHER SHARE CLASSES

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated December 19, 2012 for Advisor Class shares and dated July 1, 2012 for all other share classes (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement were effective as of December 7, 2012. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund and PL Portfolio Optimization Aggressive Fund (the “PL Portfolio Optimization Funds”):

For each PL Portfolio Optimization Fund, the Class A, B, C and R shares columns in the Annual fund operating expenses table and expense Examples (“Fee Tables”) were replaced with the information below. In addition, a footnote reference was included after “Annual fund operating expenses” in the table heading and the following related footnote was added to each Annual fund operating expenses table: “The expense information has been restated to reflect current fees.” No other information in the Fee Tables changed, including related footnotes.

PL Portfolio Optimization Moderate Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.27%	0.27%	0.27%	0.27%
Acquired Funds Fees and Expenses	0.80%	0.80%	0.80%	0.80%
Total Annual Fund Operating Expenses	1.52%	2.27%	2.27%	1.77%
Expense Reimbursement	(0.12%)	(0.12%)	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.40%	2.15%	2.15%	1.65%

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$685	$718	$318	$168
3 years	$981	$1,086	$686	$533
5 years	$1,311	$1,393	$1,193	$936
10 years	$2,243	$2,397	$2,586	$2,063

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$685	$218	$218	$168
3 years	$981	$686	$686	$533
5 years	$1,311	$1,193	$1,193	$936
10 years	$2,243	$2,397	$2,586	$2,063

The second sentence of the second paragraph of each PL Portfolio Optimization Fund’s Principal investment strategies subsection was replaced with the following:

Within the broad asset classes of debt and equity, the fund diversifies its holdings by investing in Underlying Funds that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits.

In the same subsection, the following was added as the fourth paragraph:

The portion of the fund invested in alternative or non-traditional investment strategies may be allocated to Underlying Funds that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

•	Forward foreign currency contracts;
•	Foreign currency options;
•	High yield debt securities;
•	Swaps (such as interest rate, cross-currency, total return and credit default swaps);
•	Futures on securities, indexes, currencies and other investments; and
•	Precious metals-related equity securities.

In the same subsection, the first sentence of the current fourth paragraph was replaced with the following:

The fund may also, at any time invest in Underlying Funds that hold other debt or equity securities or other instruments.

The following was added to each PL Portfolio Optimization Fund’s Principal risks from holdings in Underlying Funds subsection:

•	Correlation Risk: While the performance of an Underlying Fund that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Fund may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Fund’s performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Fund as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Fund.

•	Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a fund significantly.

•	Short Exposure Risk: When a fund takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the fund to leverage risk.

PL Portfolio Optimization Moderate Fund: Short Sale Risk was deleted from the Principal risks from holdings in Underlying Funds subsection and the following was added:

•	High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The second sentence of the second paragraph of each PL Portfolio Optimization Fund’s Principal investment strategies subsection was replaced with the following:

Within the broad asset classes of debt and equity, the fund diversifies its holdings by investing in Underlying Funds that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits.

In the same subsection, the following was added as the fourth paragraph:

The portion of the fund invested in alternative or non-traditional investment strategies may be allocated to Underlying Funds that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

•	Forward foreign currency contracts;
•	Foreign currency options;
•	High yield debt securities;
•	Swaps (such as interest rate, cross-currency, total return and credit default swaps);
•	Futures on securities, indexes, currencies and other investments; and
•	Precious metals-related equity securities.

In the same subsection, the first sentence of the current fourth paragraph was replaced with the following:

		The fund may also, at any time invest in Underlying Funds that hold other debt or equity securities or other instruments.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The following was added to each PL Portfolio Optimization Fund’s Principal risks from holdings in Underlying Funds subsection:

•	Correlation Risk: While the performance of an Underlying Fund that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Fund may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Fund’s performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Fund as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Fund.

•	Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a fund significantly.

•	Short Exposure Risk: When a fund takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the fund to leverage risk.
PL Portfolio Optimization Moderate Fund: Short Sale Risk was deleted from the Principal risks from holdings in Underlying Funds subsection and the following was added:

•	High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
•	Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

PL Portfolio Optimization Moderate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.40%
1 year	rr_ExpenseExampleYear01	685
3 years	rr_ExpenseExampleYear03	981
5 years	rr_ExpenseExampleYear05	1,311
10 years	rr_ExpenseExampleYear10	2,243
1 year	rr_ExpenseExampleNoRedemptionYear01	685
3 years	rr_ExpenseExampleNoRedemptionYear03	981
5 years	rr_ExpenseExampleNoRedemptionYear05	1,311
10 years	rr_ExpenseExampleNoRedemptionYear10	2,243
PL Portfolio Optimization Moderate Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.15%
1 year	rr_ExpenseExampleYear01	718
3 years	rr_ExpenseExampleYear03	1,086
5 years	rr_ExpenseExampleYear05	1,393
10 years	rr_ExpenseExampleYear10	2,397
1 year	rr_ExpenseExampleNoRedemptionYear01	218
3 years	rr_ExpenseExampleNoRedemptionYear03	686
5 years	rr_ExpenseExampleNoRedemptionYear05	1,193
10 years	rr_ExpenseExampleNoRedemptionYear10	2,397
PL Portfolio Optimization Moderate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.15%
1 year	rr_ExpenseExampleYear01	318
3 years	rr_ExpenseExampleYear03	686
5 years	rr_ExpenseExampleYear05	1,193
10 years	rr_ExpenseExampleYear10	2,586
1 year	rr_ExpenseExampleNoRedemptionYear01	218
3 years	rr_ExpenseExampleNoRedemptionYear03	686
5 years	rr_ExpenseExampleNoRedemptionYear05	1,193
10 years	rr_ExpenseExampleNoRedemptionYear10	2,586
PL Portfolio Optimization Moderate Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.65%
1 year	rr_ExpenseExampleYear01	168
3 years	rr_ExpenseExampleYear03	533
5 years	rr_ExpenseExampleYear05	936
10 years	rr_ExpenseExampleYear10	2,063
1 year	rr_ExpenseExampleNoRedemptionYear01	168
3 years	rr_ExpenseExampleNoRedemptionYear03	533
5 years	rr_ExpenseExampleNoRedemptionYear05	936
10 years	rr_ExpenseExampleNoRedemptionYear10	2,063
PL Portfolio Optimization Moderate-Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	plf7_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 19, 2012

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R AND ADVISOR SHARES DATED DECEMBER 19, 2012

FOR ADVISOR CLASS SHARES AND

JULY 1, 2012 FOR ALL OTHER SHARE CLASSES

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated December 19, 2012 for Advisor Class shares and dated July 1, 2012 for all other share classes (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement were effective as of December 7, 2012. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund and PL Portfolio Optimization Aggressive Fund (the “PL Portfolio Optimization Funds”):

For each PL Portfolio Optimization Fund, the Class A, B, C and R shares columns in the Annual fund operating expenses table and expense Examples (“Fee Tables”) were replaced with the information below. In addition, a footnote reference was included after “Annual fund operating expenses” in the table heading and the following related footnote was added to each Annual fund operating expenses table: “The expense information has been restated to reflect current fees.” No other information in the Fee Tables changed, including related footnotes.

PL Portfolio Optimization Moderate-Aggressive Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.27%	0.27%	0.27%	0.27%
Acquired Funds Fees and Expenses	0.84%	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	1.56%	2.31%	2.31%	1.81%
Expense Reimbursement	(0.12%)	(0.12%)	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.44%	2.19%	2.19%	1.69%

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$689	$722	$322	$172
3 years	$993	$1,098	$698	$546
5 years	$1,331	$1,413	$1,213	$957
10 years	$2,285	$2,439	$2,627	$2,106

The second sentence of the second paragraph of each PL Portfolio Optimization Fund’s Principal investment strategies subsection was replaced with the following:

Within the broad asset classes of debt and equity, the fund diversifies its holdings by investing in Underlying Funds that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits.

In the same subsection, the following was added as the fourth paragraph:

The portion of the fund invested in alternative or non-traditional investment strategies may be allocated to Underlying Funds that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

•	Forward foreign currency contracts;
•	Foreign currency options;
•	High yield debt securities;
•	Swaps (such as interest rate, cross-currency, total return and credit default swaps);
•	Futures on securities, indexes, currencies and other investments; and
•	Precious metals-related equity securities.

In the same subsection, the first sentence of the current fourth paragraph was replaced with the following:

The fund may also, at any time invest in Underlying Funds that hold other debt or equity securities or other instruments.

The following was added to each PL Portfolio Optimization Fund’s Principal risks from holdings in Underlying Funds subsection:

•	Correlation Risk: While the performance of an Underlying Fund that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Fund may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Fund’s performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Fund as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Fund.

•	Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a fund significantly.

•	Short Exposure Risk: When a fund takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the fund to leverage risk.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON'T SELL your shares at the end of each period.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The second sentence of the second paragraph of each PL Portfolio Optimization Fund’s Principal investment strategies subsection was replaced with the following:

Within the broad asset classes of debt and equity, the fund diversifies its holdings by investing in Underlying Funds that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits.

In the same subsection, the following was added as the fourth paragraph:

The portion of the fund invested in alternative or non-traditional investment strategies may be allocated to Underlying Funds that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

•	Forward foreign currency contracts;
•	Foreign currency options;
•	High yield debt securities;
•	Swaps (such as interest rate, cross-currency, total return and credit default swaps);
•	Futures on securities, indexes, currencies and other investments; and
•	Precious metals-related equity securities.

In the same subsection, the first sentence of the current fourth paragraph was replaced with the following:

		The fund may also, at any time invest in Underlying Funds that hold other debt or equity securities or other instruments.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The following was added to each PL Portfolio Optimization Fund’s Principal risks from holdings in Underlying Funds subsection:

•	Correlation Risk: While the performance of an Underlying Fund that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Fund may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Fund’s performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Fund as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Fund.

•	Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a fund significantly.

•	Short Exposure Risk: When a fund takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the fund to leverage risk.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
•	Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

PL Portfolio Optimization Moderate-Aggressive Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.44%
1 year	rr_ExpenseExampleYear01	689
3 years	rr_ExpenseExampleYear03	993
5 years	rr_ExpenseExampleYear05	1,331
10 years	rr_ExpenseExampleYear10	2,285
1 year	rr_ExpenseExampleNoRedemptionYear01	689
3 years	rr_ExpenseExampleNoRedemptionYear03	993
5 years	rr_ExpenseExampleNoRedemptionYear05	1,331
10 years	rr_ExpenseExampleNoRedemptionYear10	2,285
PL Portfolio Optimization Moderate-Aggressive Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.31%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.19%
1 year	rr_ExpenseExampleYear01	722
3 years	rr_ExpenseExampleYear03	1,098
5 years	rr_ExpenseExampleYear05	1,413
10 years	rr_ExpenseExampleYear10	2,439
1 year	rr_ExpenseExampleNoRedemptionYear01	222
3 years	rr_ExpenseExampleNoRedemptionYear03	698
5 years	rr_ExpenseExampleNoRedemptionYear05	1,213
10 years	rr_ExpenseExampleNoRedemptionYear10	2,439
PL Portfolio Optimization Moderate-Aggressive Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.31%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.19%
1 year	rr_ExpenseExampleYear01	322
3 years	rr_ExpenseExampleYear03	698
5 years	rr_ExpenseExampleYear05	1,213
10 years	rr_ExpenseExampleYear10	2,627
1 year	rr_ExpenseExampleNoRedemptionYear01	222
3 years	rr_ExpenseExampleNoRedemptionYear03	698
5 years	rr_ExpenseExampleNoRedemptionYear05	1,213
10 years	rr_ExpenseExampleNoRedemptionYear10	2,627
PL Portfolio Optimization Moderate-Aggressive Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.69%
1 year	rr_ExpenseExampleYear01	172
3 years	rr_ExpenseExampleYear03	546
5 years	rr_ExpenseExampleYear05	957
10 years	rr_ExpenseExampleYear10	2,106
1 year	rr_ExpenseExampleNoRedemptionYear01	172
3 years	rr_ExpenseExampleNoRedemptionYear03	546
5 years	rr_ExpenseExampleNoRedemptionYear05	957
10 years	rr_ExpenseExampleNoRedemptionYear10	2,106
PL Portfolio Optimization Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	plf7_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 19, 2012

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R AND ADVISOR SHARES DATED DECEMBER 19, 2012

FOR ADVISOR CLASS SHARES AND

JULY 1, 2012 FOR ALL OTHER SHARE CLASSES

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated December 19, 2012 for Advisor Class shares and dated July 1, 2012 for all other share classes (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement were effective as of December 7, 2012. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund and PL Portfolio Optimization Aggressive Fund (the “PL Portfolio Optimization Funds”):

For each PL Portfolio Optimization Fund, the Class A, B, C and R shares columns in the Annual fund operating expenses table and expense Examples (“Fee Tables”) were replaced with the information below. In addition, a footnote reference was included after “Annual fund operating expenses” in the table heading and the following related footnote was added to each Annual fund operating expenses table: “The expense information has been restated to reflect current fees.” No other information in the Fee Tables changed, including related footnotes.

PL Portfolio Optimization Moderate-Aggressive Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.27%	0.27%	0.27%	0.27%
Acquired Funds Fees and Expenses	0.84%	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	1.56%	2.31%	2.31%	1.81%
Expense Reimbursement	(0.12%)	(0.12%)	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.44%	2.19%	2.19%	1.69%

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$689	$722	$322	$172
3 years	$993	$1,098	$698	$546
5 years	$1,331	$1,413	$1,213	$957
10 years	$2,285	$2,439	$2,627	$2,106

The second sentence of the second paragraph of each PL Portfolio Optimization Fund’s Principal investment strategies subsection was replaced with the following:

Within the broad asset classes of debt and equity, the fund diversifies its holdings by investing in Underlying Funds that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits.

In the same subsection, the following was added as the fourth paragraph:

The portion of the fund invested in alternative or non-traditional investment strategies may be allocated to Underlying Funds that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

•	Forward foreign currency contracts;
•	Foreign currency options;
•	High yield debt securities;
•	Swaps (such as interest rate, cross-currency, total return and credit default swaps);
•	Futures on securities, indexes, currencies and other investments; and
•	Precious metals-related equity securities.

In the same subsection, the first sentence of the current fourth paragraph was replaced with the following:

The fund may also, at any time invest in Underlying Funds that hold other debt or equity securities or other instruments.

The following was added to each PL Portfolio Optimization Fund’s Principal risks from holdings in Underlying Funds subsection:

•	Correlation Risk: While the performance of an Underlying Fund that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Fund may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Fund’s performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Fund as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Fund.

•	Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a fund significantly.

•	Short Exposure Risk: When a fund takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the fund to leverage risk.

PL Portfolio Optimization Aggressive Fund: The following was added to the Principal risks from holdings in Underlying Funds subsection:

•	U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON'T SELL your shares at the end of each period.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The second sentence of the second paragraph of each PL Portfolio Optimization Fund’s Principal investment strategies subsection was replaced with the following:

Within the broad asset classes of debt and equity, the fund diversifies its holdings by investing in Underlying Funds that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits.

In the same subsection, the following was added as the fourth paragraph:

The portion of the fund invested in alternative or non-traditional investment strategies may be allocated to Underlying Funds that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

•	Forward foreign currency contracts;
•	Foreign currency options;
•	High yield debt securities;
•	Swaps (such as interest rate, cross-currency, total return and credit default swaps);
•	Futures on securities, indexes, currencies and other investments; and
•	Precious metals-related equity securities.

In the same subsection, the first sentence of the current fourth paragraph was replaced with the following:

		The fund may also, at any time invest in Underlying Funds that hold other debt or equity securities or other instruments.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The following was added to each PL Portfolio Optimization Fund’s Principal risks from holdings in Underlying Funds subsection:

•	Correlation Risk: While the performance of an Underlying Fund that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Fund may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Fund’s performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Fund as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Fund.

•	Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a fund significantly.

•	Short Exposure Risk: When a fund takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the fund to leverage risk.
PL Portfolio Optimization Aggressive Fund: The following was added to the Principal risks from holdings in Underlying Funds subsection:

•	U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
•	Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

PL Portfolio Optimization Aggressive Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.47%
1 year	rr_ExpenseExampleYear01	691
3 years	rr_ExpenseExampleYear03	1,004
5 years	rr_ExpenseExampleYear05	1,352
10 years	rr_ExpenseExampleYear10	2,333
1 year	rr_ExpenseExampleNoRedemptionYear01	691
3 years	rr_ExpenseExampleNoRedemptionYear03	1,004
5 years	rr_ExpenseExampleNoRedemptionYear05	1,352
10 years	rr_ExpenseExampleNoRedemptionYear10	2,333
PL Portfolio Optimization Aggressive Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.22%
1 year	rr_ExpenseExampleYear01	725
3 years	rr_ExpenseExampleYear03	1,109
5 years	rr_ExpenseExampleYear05	1,434
10 years	rr_ExpenseExampleYear10	2,487
1 year	rr_ExpenseExampleNoRedemptionYear01	225
3 years	rr_ExpenseExampleNoRedemptionYear03	709
5 years	rr_ExpenseExampleNoRedemptionYear05	1,234
10 years	rr_ExpenseExampleNoRedemptionYear10	2,487
PL Portfolio Optimization Aggressive Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.22%
1 year	rr_ExpenseExampleYear01	325
3 years	rr_ExpenseExampleYear03	709
5 years	rr_ExpenseExampleYear05	1,234
10 years	rr_ExpenseExampleYear10	2,674
1 year	rr_ExpenseExampleNoRedemptionYear01	225
3 years	rr_ExpenseExampleNoRedemptionYear03	709
5 years	rr_ExpenseExampleNoRedemptionYear05	1,234
10 years	rr_ExpenseExampleNoRedemptionYear10	2,674
PL Portfolio Optimization Aggressive Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.72%
1 year	rr_ExpenseExampleYear01	175
3 years	rr_ExpenseExampleYear03	557
5 years	rr_ExpenseExampleYear05	979
10 years	rr_ExpenseExampleYear10	2,156
1 year	rr_ExpenseExampleNoRedemptionYear01	175
3 years	rr_ExpenseExampleNoRedemptionYear03	557
5 years	rr_ExpenseExampleNoRedemptionYear05	979
10 years	rr_ExpenseExampleNoRedemptionYear10	2,156